Amplify Inflation Fighter ETF
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 70.7%	Shares	Value
Consumer Discretionary - 13.0%
Airbnb, Inc. - Class A(a)	457	$69,295
Century Communities, Inc.	1,799	146,906
DR Horton, Inc.	765	107,811
Green Brick Partners, Inc.(a)	2,796	160,043
Lennar Corp. - Class A	532	79,731
LGI Homes, Inc.(a)	785	70,250
M/I Homes, Inc.(a)	1,242	151,698
PulteGroup, Inc.	1,064	117,146
Tri Pointe Homes, Inc.(a)	1,594	59,377
		962,257

Consumer Staples - 1.2%
Alico, Inc.	3,421	88,638

Energy - 23.9%
Antero Resources Corp.(a)	4,908	160,148
Cameco Corp.	4,984	245,220
Centrus Energy Corp. - Class A(a)	1,200	51,300
Denison Mines Corp.(a)	53,350	106,852
Energy Fuels, Inc.(a)(b)	14,849	89,985
NexGen Energy Ltd.(a)	15,947	111,205
Ovintiv, Inc.	1,142	53,526
Petroleo Brasileiro SA - ADR	4,556	66,016
Phillips 66	570	80,467
Shell PLC - ADR	1,064	76,800
Suncor Energy, Inc.	6,413	244,335
Texas Pacific Land Corp.	294	215,875
Uranium Energy Corp.(a)	37,675	226,427
Ur-Energy, Inc.(a)	30,000	42,000
		1,770,156

Financials - 0.7%
LendingTree, Inc.(a)	1,267	52,695

Information Technology - 3.0%
Entegris, Inc.	555	75,147
QUALCOMM, Inc.	743	147,991
		223,138

Materials - 16.4%
Alcoa Corp.	3,038	120,852
Franco-Nevada Corp.	669	79,290
Nucor Corp.	1,438	227,319
Osisko Gold Royalties Ltd.	7,370	114,824
POSCO Holdings, Inc. - ADR(b)	1,419	93,285
Rio Tinto PLC - ADR	2,305	151,969
Royal Gold, Inc.	994	124,409
Vale SA - ADR	5,522	61,681
Wheaton Precious Metals Corp.	4,477	234,684
		1,208,313

Real Estate - 12.5%
Five Point Holdings LLC - Class A(a)	17,001	49,813
Forestar Group, Inc.(a)	5,963	190,756
FRP Holdings, Inc.(a)	3,696	105,410
Howard Hughes Holdings, Inc.(a)	1,328	86,081
Kennedy-Wilson Holdings, Inc.	4,647	45,169
Morguard Corp.	705	57,289
Redfin Corp.(a)	2,860	17,189
Stratus Properties, Inc.(a)	2,273	57,325
Tejon Ranch Co.(a)	5,996	102,292
The St Joe Co.	2,963	162,076
Zillow Group, Inc. - Class C(a)	1,096	50,843
		924,243
TOTAL COMMON STOCKS (Cost $4,971,659)		5,229,440

REAL ESTATE INVESTMENT TRUSTS - 11.3%
Farmland Partners, Inc.	19,534	225,227
Gladstone Land Corp.	8,078	110,588
PotlatchDeltic Corp.	2,882	113,522
Rayonier, Inc.	5,858	170,409
Weyerhaeuser Co.	7,754	220,136
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,236,086)		839,882

U.S. TREASURY SECURITIES - 6.1%	Par
United States Treasury Floating Rate Note
5.34% (3 Month US Treasury Money Market Yield + 0.04%), 07/31/2024	225,000	224,956
5.45% (3 Month US Treasury Money Market Yield + 0.14%), 10/31/2024	225,000	225,083
TOTAL U.S. TREASURY SECURITIES (Cost $449,911)		450,039

SHORT-TERM INVESTMENTS - 6.3%
Investments Purchased with Proceeds from Securities Lending - 2.4%	Shares
First American Government Obligations Fund - Class X, 4.65%(c)	178,058	178,057

Money Market Funds - 3.9%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(c)	286,335	286,335
TOTAL SHORT-TERM INVESTMENTS (Cost $464,392)		464,392

TOTAL INVESTMENTS - 94.4% (Cost $7,122,048)		$6,983,753
Other Assets in Excess of Liabilities - 5.6%		415,599
TOTAL NET ASSETS - 100.0%		$7,399,352

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $170,832 which represented 2.3% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Amplify Inflation Fighter ETF
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Bitcoin	102	07/26/2024	$615,315	$(20,654)
Micro Gold	27	08/28/2024	631,692	(6,643)
Total Unrealized Appreciation (Depreciation)				$(27,296)

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Inflation Fighter ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	5,229,440	–	–	5,229,440
Real Estate Investment Trusts	839,882	–	–	839,882
U.S. Treasury Securities	–	450,039	–	450,039
Investments Purchased with Proceeds from Securities Lending	178,057	–	–	178,057
Money Market Funds	286,335	–	–	286,335
Total Investments	6,533,714	450,039	–	6,983,753

Liabilities:
Other Financial Instruments*:
Futures	(27,296)	–	–	(27,296)
Total Other Financial Instruments	(27,296)	–	–	(27,296)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.

Refer to the Consolidated Schedule of Investments for additional information.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.